Distribution Date:	10/19/26	Wells Fargo Commercial Mortgage Trust 2016-L24
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-LC24

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	8	Co-op Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	14		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	15	Co-op Special Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	16		Tom Klump	(703) 302-8080	tklump@ncb.coop
Historical Detail	17		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Delinquency Loan Detail	18	Special Servicer	Argentic Services Company LP
			Attention: Andrew Hundertmark and John Mayfield		ahundertmark@argenticservices.com;
Collateral Stratification and Historical Detail	19				jmayfield@argenticservices.com
Specially Serviced Loan Detail - Part 1	20		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Specially Serviced Loan Detail - Part 2	21-22	Operating Trust Advisor	BellOak, LLC
Modified Loan Detail	23		Attention: Reporting		Reporting@belloakadvisors.com
Historical Liquidated Loan Detail	24		200 N. Pacific Coast Highway, Suite 1400| El Segundo, CA 90245 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Bond / Collateral Loss Reconciliation Detail	25		Bank, N.A.
Interest Shortfall Detail - Collateral Level	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Supplemental Notes	27
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Asset Representations	BellOak, LLC
		Reviewer
			Attention: Reporting		Reporting@belloakadvisors.com
			200 N. Pacific Coast Highway, Suite 1400| El Segundo, CA 90245 | United States
		Trustee	Wilmington Trust, National Association
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000HBC5	1.441000%	41,394,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000HBD3	2.501000%	55,655,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000HBE1	2.684000%	275,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	95000HBF8	2.942000%	290,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95000HBG6	2.825000%	69,133,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	95000HBH4	3.367000%	94,083,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.00%
B	95000HBL5	3.621000%	48,347,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	16.38%
C	95000HBM3	4.425637%	44,428,000.00	43,980,481.55	5,177.11	162,201.36	0.00	0.00	167,378.47	43,975,304.44	72.11%	12.13%
D	95000HAL6	3.214000%	49,655,000.00	49,655,000.00	0.00	0.00	0.00	0.00	0.00	49,655,000.00	40.61%	7.38%
E	95000HAN2	2.656637%	13,067,000.00	13,067,000.00	0.00	0.00	0.00	0.00	0.00	13,067,000.00	32.32%	6.13%
F	95000HAQ5	2.656637%	10,453,000.00	10,453,000.00	0.00	0.00	0.00	0.00	0.00	10,453,000.00	25.69%	5.13%
G	95000HAS1	2.656637%	10,454,000.00	10,454,000.00	0.00	0.00	0.00	0.00	0.00	10,454,000.00	19.06%	4.13%
H	95000HAU6	2.656637%	10,453,000.00	10,453,000.00	0.00	0.00	0.00	0.00	0.00	10,453,000.00	12.43%	3.13%
I	95000HAW2	2.656637%	32,668,263.00	19,759,887.72	0.00	0.00	0.00	160,003.53	0.00	19,599,884.19	0.00%	0.00%
V	95000HAY8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000HBA9	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,045,358,363.00	157,822,369.27	5,177.11	162,201.36	0.00	160,003.53	167,378.47	157,657,188.63

X-A	95000HBJ0	4.425637%	731,750,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	95000HBK7	4.425637%	142,430,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	95000HAA0	1.211637%	49,655,000.00	49,655,000.00	0.00	50,136.51	0.00	0.00	50,136.51	49,655,000.00
X-EF	95000HAC6	1.769000%	23,520,000.00	23,520,000.00	0.00	34,672.40	0.00	0.00	34,672.40	23,520,000.00
X-G	95000HAE2	1.769000%	10,454,000.00	10,454,000.00	0.00	15,410.94	0.00	0.00	15,410.94	10,454,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	95000HAG7	1.769000%	10,453,000.00	10,453,000.00	0.00	15,409.46	0.00	0.00	15,409.46	10,453,000.00
X-I	95000HAJ1	1.769000%	32,668,263.00	19,759,887.71	0.00	29,129.37	0.00	0.00	29,129.37	19,599,884.19
Notional SubTotal			1,000,930,263.00	113,841,887.71	0.00	144,758.68	0.00	0.00	144,758.68	113,681,884.19

Deal Distribution Total					5,177.11	306,960.04	0.00	160,003.53	312,137.15

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000HBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000HBD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000HBE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	95000HBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95000HBG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	95000HBH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	95000HBL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	95000HBM3	989.92710790	0.11652809	3.65088143	0.00000000	0.00000000	0.00000000	0.00000000	3.76740952	989.81057981
D	95000HAL6	1,000.00000000	0.00000000	0.00000000	2.67833330	27.10549210	0.00000000	0.00000000	0.00000000	1,000.00000000
E	95000HAN2	1,000.00000000	0.00000000	0.00000000	2.21386393	34.13726334	0.00000000	0.00000000	0.00000000	1,000.00000000
F	95000HAQ5	1,000.00000000	0.00000000	0.00000000	2.21386396	34.13726394	0.00000000	0.00000000	0.00000000	1,000.00000000
G	95000HAS1	1,000.00000000	0.00000000	0.00000000	2.21386359	34.13726325	0.00000000	0.00000000	0.00000000	1,000.00000000
H	95000HAU6	1,000.00000000	0.00000000	0.00000000	2.21386396	42.66886827	0.00000000	0.00000000	0.00000000	1,000.00000000
I	95000HAW2	604.86496389	0.00000000	0.00000000	1.33908864	93.41081373	0.00000000	4.89782790	0.00000000	599.96713599
V	95000HAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000HBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000HBJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	95000HBK7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-D	95000HAA0	1,000.00000000	0.00000000	1.00969711	0.00000000	0.00000000	0.00000000	0.00000000	1.00969711	1,000.00000000
X-EF	95000HAC6	1,000.00000000	0.00000000	1.47416667	0.00000000	0.00000000	0.00000000	0.00000000	1.47416667	1,000.00000000
X-G	95000HAE2	1,000.00000000	0.00000000	1.47416683	0.00000000	0.00000000	0.00000000	0.00000000	1.47416683	1,000.00000000
X-H	95000HAG7	1,000.00000000	0.00000000	1.47416627	0.00000000	0.00000000	0.00000000	0.00000000	1.47416627	1,000.00000000
X-I	95000HAJ1	604.86496359	0.00000000	0.89167183	0.00000000	0.00000000	0.00000000	0.00000000	0.89167183	599.96713599

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	09/01/26 - 09/30/26	30	0.00	162,201.36	0.00	162,201.36	0.00	0.00	0.00	162,201.36	0.00
D	09/01/26 - 09/30/26	30	1,209,690.61	132,992.64	0.00	132,992.64	132,992.64	0.00	0.00	0.00	1,345,923.21
E	09/01/26 - 09/30/26	30	416,221.60	28,928.56	0.00	28,928.56	28,928.56	0.00	0.00	0.00	446,071.62
F	09/01/26 - 09/30/26	30	332,958.18	23,141.52	0.00	23,141.52	23,141.52	0.00	0.00	0.00	356,836.82
G	09/01/26 - 09/30/26	30	332,990.02	23,143.73	0.00	23,143.73	23,143.73	0.00	0.00	0.00	356,870.95
H	09/01/26 - 09/30/26	30	421,942.04	23,141.52	0.00	23,141.52	23,141.52	0.00	0.00	0.00	446,017.68
I	09/01/26 - 09/30/26	30	3,001,179.13	43,745.70	0.00	43,745.70	43,745.70	0.00	0.00	0.00	3,051,569.03
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	09/01/26 - 09/30/26	30	0.00	50,136.51	0.00	50,136.51	0.00	0.00	0.00	50,136.51	0.00
X-EF	09/01/26 - 09/30/26	30	0.00	34,672.40	0.00	34,672.40	0.00	0.00	0.00	34,672.40	0.00
X-G	09/01/26 - 09/30/26	30	0.00	15,410.94	0.00	15,410.94	0.00	0.00	0.00	15,410.94	0.00
X-H	09/01/26 - 09/30/26	30	0.00	15,409.46	0.00	15,409.46	0.00	0.00	0.00	15,409.46	0.00
X-I	09/01/26 - 09/30/26	30	0.00	29,129.37	0.00	29,129.37	0.00	0.00	0.00	29,129.37	0.00
Totals			5,714,981.58	582,053.71	0.00	582,053.71	275,093.67	0.00	0.00	306,960.04	6,003,289.31

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 27

	Additional Information
Total Available Distribution Amount (1)	312,137.15
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	584,045.55	Master Servicing Fee	643.75
Interest Reductions due to Nonrecoverability Determination	(323,913.06)	Certificate Administrator Fee	472.81
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	65.76
ARD Interest	0.00	Operating Advisor Fee	114.43
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	32.88
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	260,132.49	Total Fees	1,619.63

Principal		Expenses/Reimbursements
Scheduled Principal	134,247.55	Reimbursement for Interest on Advances	34.49
Unscheduled Principal Collections		ASER Amount	78,661.99
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	30,999.93
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	30,933.09	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	1,859.94
Total Principal Collected	165,180.64	Total Expenses/Reimbursements	111,556.35

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	306,960.04
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	5,177.11
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	312,137.15
Total Funds Collected	425,313.13	Total Funds Distributed	425,313.13

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	157,822,369.27	157,822,369.27	Beginning Certificate Balance	157,822,369.27
(-) Scheduled Principal Collections	134,247.55	134,247.55	(-) Principal Distributions	5,177.11
(-) Unscheduled Principal Collections	30,933.09	30,933.09	(-) Realized Losses	160,003.53
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	160,003.53
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	157,657,188.63	157,657,188.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	159,015,112.96	159,015,112.96	Ending Certificate Balance	157,657,188.63
Ending Actual Collateral Balance	158,947,701.17	158,947,701.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	12,756,079.56	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	12,756,079.56	0.00	Net WAC Rate	4.43%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	7	130,230,653.19	82.60%	(2)	4.5003	0.067358
1,000,001 to 2,000,000	1	1,076,590.62	0.68%	(8)	5.3900	1.955200	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	1	2,595,917.83	1.65%	(1)	3.4400	2.120000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	1	3,754,026.99	2.38%	(1)	4.5600	1.849400	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	1	4,933,205.64	3.13%	(2)	4.3800	0.761600	1.51 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	2	4,830,617.61	3.06%	(3)	4.7450	1.872979
6,000,001 to 7,000,000	1	6,517,052.78	4.13%	(1)	4.8000	(0.023200)	2.01 to 2.25	2	22,595,917.83	14.33%	(3)	4.0321	2.155405
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	3	52,900,810.65	33.55%	(2)	4.4538	0.808607	Totals	11	157,657,188.63	100.00%	(2)	4.4407	0.421948
20,000,001 to 30,000,000	2	52,000,000.00	32.98%	(4)	4.2082	(0.240804)
30,000,001 to 50,000,000	1	33,879,584.12	21.49%	(2)	4.7500	0.534600
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	11	157,657,188.63	100.00%	(2)	4.4407	0.421948
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	27,000,000.00	17.13%	(4)	4.3000	(1.118400)
							Lodging	1	6,517,052.78	4.13%	(1)	4.8000	(0.023200)
New York	2	47,595,917.83	30.19%	(3)	4.0725	0.784066
							Multi-Family	1	2,595,917.83	1.65%	(1)	3.4400	2.120000
Ohio	1	3,754,026.99	2.38%	(1)	4.5600	1.849400
							Office	6	143,713,600.41	91.16%	(2)	4.4322	0.160481
Pennsylvania	1	33,879,584.12	21.49%	(2)	4.7500	0.534600
							Retail	2	4,830,617.61	3.06%	(3)	4.7450	1.872979
South Carolina	1	6,517,052.78	4.13%	(1)	4.8000	(0.023200)
							Totals	10	157,657,188.63	100.00%	(2)	4.4407	0.421948
Tennessee	1	4,933,205.64	3.13%	(2)	4.3800	0.761600

Texas	2	32,900,810.65	20.87%	(1)	4.6634	(0.012888)

Virginia	1	1,076,590.62	0.68%	(8)	5.3900	1.955200

Totals	10	157,657,188.63	100.00%	(2)	4.4407	0.421948

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	1	2,595,917.83	1.65%	(1)	3.4400	2.120000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	3	60,570,637.39	38.42%	(2)	4.1380	1.300419	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	31,933,205.64	20.25%	(4)	4.3124	(0.827968)	49 months or greater	11	157,657,188.63	100.00%	(2)	4.4407	0.421948
	4.501% to 4.750%	2	37,633,611.11	23.87%	(2)	4.7310	0.665754	Totals	11	157,657,188.63	100.00%	(2)	4.4407	0.421948
	4.751% to 5.000%	1	6,517,052.78	4.13%	(1)	4.8000	(0.023200)
	5.001% to 5.250%	1	17,330,173.26	10.99%	(1)	5.0600	(1.056900)
	5.251% to 5.500%	1	1,076,590.62	0.68%	(8)	5.3900	1.955200
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	157,657,188.63	100.00%	(2)	4.4407	0.421948
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	11	157,657,188.63	100.00%	(2)	4.4407	0.421948	Interest Only	5	76,830,617.61	48.73%	(3)	4.2161	0.517058
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	5	78,230,653.19	49.62%	(1)	4.6944	0.272194
	Totals	11	157,657,188.63	100.00%	(2)	4.4407	0.421948	301 months to 360 months	1	2,595,917.83	1.65%	(1)	3.4400	2.120000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	11	157,657,188.63	100.00%	(2)	4.4407	0.421948
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		1	20,000,000.00	12.69%	(3)	4.1090	2.160000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	7	124,790,191.03	79.15%	(2)	4.4923	0.088374	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	2	9,112,970.61	5.78%	(1)	4.4126	0.587311	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	3,754,026.99	2.38%	(1)	4.5600	1.849400
	Totals	11	157,657,188.63	100.00%	(2)	4.4407	0.421948
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
4	28300906	OF	New York	NY	Actual/360	4.109%	0.00	0.00	0.00	N/A	07/06/26	--	25,000,000.00	25,000,000.00	03/06/25
4A	28400906				Actual/360	4.109%	0.00	0.00	0.00	N/A	07/06/26	--	20,000,000.00	20,000,000.00	03/06/25
5	28000918	OF	Wyomissing	PA	Actual/360	4.750%	134,338.92	58,670.59	0.00	N/A	08/06/26	--	33,938,254.71	33,879,584.12	04/06/26
7	310936019	OF	Burbank	CA	Actual/360	4.300%	0.00	0.00	0.00	N/A	06/11/26	--	27,000,000.00	27,000,000.00	05/11/26
15	300571577	OF	Houston	TX	Actual/360	5.060%	0.00	0.00	0.00	N/A	09/06/26	--	17,330,173.26	17,330,173.26	07/06/22
16	28000928	OF	Dallas	TX	Actual/360	4.222%	54,925.83	40,683.08	0.00	N/A	09/06/26	--	15,611,320.47	15,570,637.39	08/06/26
40	300571576	LO	Beaufort	SC	Actual/360	4.800%	26,131.58	15,841.65	0.00	N/A	09/06/26	--	6,532,894.43	6,517,052.78	08/06/26
55	600935608	OF	Memphis	TN	Actual/360	4.380%	18,060.92	14,991.48	0.00	N/A	08/11/26	--	4,948,197.12	4,933,205.64	09/11/26
73	28001000	RT	Boardman Township OH		Actual/360	4.560%	14,364.00	25,973.01	0.00	09/06/26	01/06/30	--	3,780,000.00	3,754,026.99	10/06/26
80	470099910	MF	Bronx	NY	Actual/360	3.440%	7,453.27	4,060.75	0.00	N/A	09/01/26	12/01/26	2,599,978.58	2,595,917.83	10/01/26
87	28000851	RT	Radford	VA	Actual/360	5.390%	4,857.97	4,960.08	0.00	02/06/26	02/06/31	--	1,081,550.70	1,076,590.62	10/06/26
Totals							260,132.49	165,180.64	0.00				157,822,369.27	157,657,188.63
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
4	(3,424,248.00)	2,842,672.00	07/01/25	06/30/26	08/11/25	24,778,564.12	77,035.52	(240.63)	359,014.48	0.00	0.00
4A	0.00	0.00	--	--	08/11/25	19,822,851.30	61,628.42	(192.50)	287,211.58	0.00	0.00
5	1,807,531.94	0.00	--	--	10/13/26	19,893,444.26	78,661.99	113,975.61	1,078,528.98	112,362.19	0.00
7	(3,615,779.00)	0.00	--	--	10/13/26	10,601,310.69	0.00	(259.88)	196,496.27	0.00	0.00
15	(163,318.00)	(113,551.00)	01/01/26	06/30/26	03/11/26	15,212,236.34	950,598.98	0.00	0.00	0.00	0.00
16	1,500,111.99	737,695.20	01/01/26	06/30/26	--	0.00	0.00	95,437.84	191,085.39	0.00	0.00
40	969,115.00	233,221.00	10/01/24	09/30/25	--	0.00	0.00	41,901.64	83,891.05	0.00	0.00
55	390,619.09	302,111.00	01/01/26	06/30/26	--	0.00	0.00	32,835.92	32,835.92	0.00	0.00
73	326,325.46	163,162.73	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
80	294,220.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
87	118,611.60	59,870.34	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	(1,796,809.14)	4,225,181.27				90,308,406.71	1,167,924.91	283,458.01	2,229,063.67	112,362.19	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
73	28001000	25,973.01	Partial Liquidation (Curtailment)	0.00	0.00
87	28000851	4,960.08	Partial Liquidation (Curtailment)	0.00	0.00
Totals		30,933.09		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	0	0.00	0	0.00	0	0.00	1	27,000,000.00	1	17,330,173.26	0	0.00	2	30,933.09	0	0.00	4.440669%	4.187305%	(2)
09/17/26	0	0.00	0	0.00	0	0.00	1	27,000,000.00	1	17,330,173.26	1	2,599,978.58	1	4,775.99	3	6,881,091.70	4.440782%	4.222534%	(1)
08/17/26	0	0.00	0	0.00	1	17,330,173.26	0	0.00	1	17,330,173.26	0	0.00	1	4,753.92	9	119,121,893.14	4.418586%	4.259119%	0
07/17/26	0	0.00	1	34,045,978.57	1	17,330,173.26	0	0.00	1	17,330,173.26	0	0.00	1	9,583.67	7	33,831,021.70	4.329815%	4.220658%	1
06/17/26	1	34,103,993.11	0	0.00	3	62,330,173.26	0	0.00	1	17,330,173.26	0	0.00	0	0.00	9	40,195,884.29	4.330828%	4.232262%	2
05/15/26	0	0.00	0	0.00	3	62,330,173.26	0	0.00	1	17,330,173.26	0	0.00	1	4,852.44	3	40,613,066.42	4.415713%	4.341152%	3
04/17/26	0	0.00	1	27,000,000.00	3	62,330,173.26	0	0.00	1	17,330,173.26	0	0.00	1	14,483.28	3	73,184,868.36	4.387868%	4.333636%	4
03/17/26	2	28,120,000.00	0	0.00	3	62,330,173.26	0	0.00	1	17,330,173.26	0	0.00	0	0.00	3	7,717,162.92	4.403569%	4.354406%	5
02/18/26	0	0.00	1	27,000,000.00	3	62,330,173.26	0	0.00	1	17,330,173.26	0	0.00	0	0.00	3	9,957,569.50	4.416834%	4.368315%	6
01/16/26	1	27,000,000.00	0	0.00	3	62,330,173.26	0	0.00	1	17,330,173.26	0	0.00	0	0.00	0	0.00	4.426690%	4.376576%	7
12/17/25	0	0.00	0	0.00	3	62,330,173.26	0	0.00	1	17,330,173.26	0	0.00	0	0.00	1	3,648,854.55	4.428317%	4.386705%	8
11/18/25	0	0.00	0	0.00	3	62,330,173.26	0	0.00	1	17,330,173.26	0	0.00	0	0.00	0	0.00	4.432186%	4.390456%	8
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	28300906	03/06/25	18	5	(240.63)	359,014.48	0.00	25,000,000.00	03/20/25	2
4A	28400906	03/06/25	18	5	(192.50)	287,211.58	0.00	20,000,000.00	03/20/25	2
5	28000918	04/06/26	5	5	113,975.61	1,078,528.98	128,554.69	34,214,865.49	04/29/26	13
7	310936019	05/11/26	4	5	(259.88)	196,496.27	0.00	27,000,000.00	12/30/25	13		08/28/26
15	300571577	07/06/22	50	5	0.00	0.00	90,256.85	18,160,267.76	12/31/20	7			10/04/22
16	28000928	08/06/26	1	5	95,437.84	191,085.39	0.00	15,650,031.95	09/10/26	13
40	300571576	08/06/26	1	5	41,901.64	83,891.05	0.00	6,547,803.41	09/10/26	13
55	600935608	09/11/26	0	5	32,835.92	32,835.92	918.00	4,948,197.12	05/29/26	13
Totals					283,458.01	2,229,063.67	219,729.54	151,521,165.73
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		150,230,653	0	105,900,480		44,330,173
0 - 6 Months		2,595,918	2,595,918		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		3,754,027	3,754,027		0	0
49 - 60 Months		1,076,591	1,076,591		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	157,657,189	12,359,741	22,087,690	0	105,879,584	17,330,173
Sep-26	157,822,369	7,461,529	22,144,215	4,948,197	105,938,255	17,330,173
Aug-26	225,161,720	76,004,991	0	25,834,329	105,992,227	17,330,173
Jul-26	368,891,578	245,515,427	0	34,045,979	72,000,000	17,330,173
Jun-26	431,669,984	308,235,818	34,103,993	0	72,000,000	17,330,173
May-26	582,115,452	519,785,279	0	0	45,000,000	17,330,173
Apr-26	681,148,786	591,818,613	0	27,000,000	45,000,000	17,330,173
Mar-26	777,406,143	686,955,970	28,120,000	0	45,000,000	17,330,173
Feb-26	792,041,608	697,249,494	0	27,000,000	50,461,941	17,330,173
Jan-26	803,269,689	708,467,208	27,000,000	0	50,472,308	17,330,173
Dec-25	806,683,689	744,353,516	0	0	45,000,000	17,330,173
Nov-25	813,598,809	751,268,636	0	0	45,000,000	17,330,173
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	28300906	25,000,000.00	25,000,000.00	17,200,000.00	05/01/25	2,684,621.00	0.70700	06/30/26	07/06/26	I/O
4A	28400906	20,000,000.00	20,000,000.00	17,200,000.00	05/01/25	4,226,910.76	2.16000	--	07/06/26	I/O
5	28000918	33,879,584.12	34,214,865.49	14,300,000.00	06/15/26	1,238,237.94	0.53460	12/31/25	08/06/26	238
7	310936019	27,000,000.00	27,000,000.00	60,000,000.00	07/24/26	(4,212,009.00)	(1.11840)	12/31/25	06/11/26	I/O
15	300571577	17,330,173.26	18,160,267.76	21,000,000.00	01/07/26	(925,428.00)	(1.05690)	06/30/26	09/06/26	238
16	28000928	15,570,637.39	15,650,031.95	27,300,000.00	06/24/16	659,218.70	1.14910	06/30/26	09/06/26	238
40	300571576	6,517,052.78	6,547,803.41	11,200,000.00	06/25/25	(11,728.00)	(0.02320)	09/30/25	09/06/26	238
55	600935608	4,933,205.64	4,948,197.12	8,700,000.00	06/06/16	302,111.00	0.76160	06/30/26	08/11/26	178
Totals		150,230,653.19	151,521,165.73	176,900,000.00		3,961,934.40

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	28300906	OF	NY	03/20/25	2

Loan transferred for Imminent Default on 3/24/25. Collateral consists of a first-lien leasehold interest in a 247,183 SF, Class A, 21-story office building built in 19216 and located in Midtown Manhattan in NYC. As of 7/30/26, the Property was 74%

occupied with NOI/DSCR: -$3.75MM/-0.90x.Still waiting on a response from the Ground Lessor to extend the ground lease. The building leasing agent in discussions with a large existing tenant to extend their lease and expand. Lender's legal

	counsel movi ng forward the foreclosure process.

4A	28400906	Various	Various	03/20/25	2

Loan transferred for Imminent Default on 3/24/25. Collateral consists of a first-lien leasehold interest in a 247,183 SF, Class A, 21-story office building built in 19216 and located in Midtown Manhattan in NYC. As of 7/30/26, the Property was 74%

occupied with NOI/DSCR: -$3.75MM/-0.90x.Still waiting on a response from the Ground Lessor to extend the ground lease. The building leasing agent in discussions with a large existing tenant to extend their lease and expand. Lender's legal

	counsel movi ng forward the foreclosure process.

5	28000918	OF	PA	04/29/26	13

Loan transferred to ASC as Special Servicer effective August 28, 2026 from LNR Partners, Inc. The borrower submitted a loan modification proposal to the previous special servicer, which was over five months ago. As such, Borrower plans to

	submit an updated proposal in the near term.

7	310936019	OF	CA	12/30/25	13

The Special Servicer processed the last significant disbursement for the Hallmark lease and is in the final stage of obtaining approval for its enforcement options. The Borrower has not submitted any workout proposal for the Special Servicer to

	eva luate. As of 6/30/26, the Property was 27% occupied, achieved a NOI of ($1,749,942) and a DSCR of (.92X).

15	300571577	OF	TX	12/31/20	7

Special Servicing of this REO property was transferred to ASC on August 28, 2026 from LNR Partners, Inc. SS has ordered third-party reports and toured the asset in September. SS was previously negotiating a lease with a 150k SF tenant that would ha veincreased occupancy to approximately 97%, but the deal fell through in early August. Once SS has obtained all the necessary information, they will execute the most viable strategy to maximize recovery on the loan.

16	28000928	OF	TX	09/10/26	13

Loan transferred to special servicing effective September 10, 2026 due to Balloon Payment/Maturity Default. The Loan matured on 9/6/2026. The Borrower entered into a purchase and sale agreement to sell the property with a 3rd party buyer on

9/11/20 26 with an outside closing date in December 2026. The Borrower has submitted a proposal for a short-term forbearance in order to consummate the sale of the collateral property. Special Servicer is evaluating the proposal submitted

	by the Borrower whi le simultaneously evaluating and pursuing all available remedies under the loan documents.

© 2021 Computershare. All rights reserved. Confidential.						Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
40	300571576	LO	SC	09/10/26	13

Transferred 09/06/26 due to Maturity Default. On the introductory call, Borrower indicated they will need a short-term extension to repay the loan in full and thus, SS and Borrower are negotiating forbearance terms. SS has also ordered third-party reports (appraisals, BOVs and title) and is evaluating all possible resolutions to maximize recovery on the loan.

55	600935608	OF	TN	05/29/26	13

Loan transferred to ASC as Special Servicer effective August 28, 2026, from LNR Partners, Inc. A Second Notice of Maturity and Demand for Payment was issued upon transfer to ASC. The Borrower has consented to the appointment of a receiver, and the receivership papers have been filed.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	310934902	25,260,857.83	4.53000%	25,218,930.83	4.53000%	10	06/22/20	07/11/20	08/11/20
8	310934902	0.00	4.53000%	0.00	4.53000%	10	08/11/20	07/11/20	06/22/20
18	28000911	16,659,587.37	5.85000%	16,640,152.39	5.85000%	10	06/05/20	06/06/20	08/11/20
36	28210779	9,600,000.00	4.96000%	9,600,000.00	4.96000%	9	08/03/20	05/06/20	--
40	300571576	0.00	4.80000%	0.00	4.80000%	10	08/19/20	06/08/20	09/11/20
40	300571576	0.00	4.80000%	0.00	4.80000%	10	04/06/23	06/08/20	09/11/20
40	300571576	0.00	4.80000%	0.00	4.80000%	10	09/11/20	06/08/20	04/06/23
42	300571574	0.00	5.08000%	0.00	5.08000%	8	11/10/21	10/27/21	--
57	300571566	4,989,242.13	4.80000%	4,989,242.13	4.80000%	10	06/05/20	06/06/20	06/11/20
57	300571566	0.00	4.80000%	0.00	4.80000%	10	06/11/20	06/06/20	06/05/20
64	28000895	4,185,244.29	5.57600%	4,177,278.71	5.57600%	10	06/05/20	06/06/20	08/11/20
64	28000895	0.00	5.57600%	0.00	5.57600%	10	08/11/20	06/06/20	06/05/20
80	470099910	0.00	3.44000%	0.00	3.44000%	1	08/31/26	08/31/26	08/31/26
Totals		60,694,931.62		60,625,604.06
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
21	310932777 09/17/26	12,860,987.92	22,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
38	28000842 03/17/26	5,461,940.84	15,340,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
54	28000904 03/17/26	4,666,353.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
58	410935115 09/17/26	4,130,376.29	13,960,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
61	410935008 09/17/26	3,880,432.40	7,150,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		31,000,091.25	58,950,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/19/26	160,003.53	0.00	0.00	0.00	0.00	160,003.53	0.00	0.00	312,299.89
		09/17/26	152,296.36	0.00	0.00	0.00	0.00	152,296.36	0.00	0.00
21	310932777	09/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	28000842	03/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	28000904	03/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
58	410935115	09/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
61	410935008	09/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			160,003.53	0.00	0.00	0.00	0.00	160,003.53	0.00	0.00	160,003.53
Cumulative Totals			312,299.89	0.00	0.00	0.00	0.00	312,299.89	0.00	0.00	312,299.89

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	5,208.33	0.00	0.00	0.00	0.00	85,604.17	0.00	0.00	0.00	0.00
4A	0.00	0.00	4,166.67	0.00	0.00	0.00	0.00	68,483.33	0.00	0.00	0.00	0.00
5	0.00	0.00	7,070.47	0.00	0.00	78,661.99	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	5,625.00	0.00	0.00	0.00	0.00	96,750.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,610.45	0.00	0.00	0.00	0.00	73,075.56	0.00	0.00	0.00	0.00
16	0.00	0.00	2,927.12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	43.73	0.00
40	0.00	0.00	1,361.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,670.80	0.00
55	0.00	0.00	1,030.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	69.77	0.00
61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	75.64	0.00
73	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	34.49	0.00	0.00	0.00
Total	0.00	0.00	30,999.93	0.00	0.00	78,661.99	0.00	323,913.06	34.49	0.00	1,859.94	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		435,469.41

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27